Juniper Group, Inc.

May 2, 2007

Andrew Schoeffler, Staff Attorney

Division of Corporation Finance

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Juniper Group, Inc.
Amendment No. 5 to Registration Statement on Form SB-2
Filed March 20, 2007
File No. 333-131730

Dear Mr. Schoeffler:

Enclosed for filing is Amendment No. 7 to the Company’s Registration Statement on Form SB-2. This document has been marked to reflect the cumulative changes made based on our responses to the Staff’s April 17, 2007 comment letter, as well as additional changes made due to the discovery of additional errors this morning. We have also enclosed our letter dated April 27, 2007, responding to the Staff’s comment letter dated April 17, 2007, which should have been part of our filing of Amendment #6. We regret any confusion this has caused.

Should you have any further questions, please do not hesitate to contact the undersigned at (516)829-4670.

Sincerely,

/s/Vlado P. Hreljanovic

President

1

Mission Bay Office Plaza, 20283 State Road, Suite 400, Boca Raton, Florida 33498

Phone: (561) 482-9327 Fax: (561) 482-9328